CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 13,780	$ 12,177
Receivables:
Accounts receivable - billed & unbilled	11,864	12,975
Less: Allowance for doubtful accounts	(148)	(213)
Net receivables	11,716	12,762
Prepaid and other current assets	1,751	658
Total current assets	27,247	25,597
NONCURRENT ASSETS:
Property and equipment, net	1,202	1,355
Goodwill	8,225	8,160
Other noncurrent assets	150	204
Total Assets	36,824	35,316
CURRENT LIABILITIES:
Trade accounts payable	2,036	975
Accrued payroll, bonuses and related expenses	4,249	4,003
Accrued severance liability	1,491	0
Deferred revenue	591	605
Other accrued liabilities	1,631	1,809
Total current liabilities	9,998	7,392
NONCURRENT LIABILITIES:
Deferred income tax liabilities	586	472
Other noncurrent liabilities	342	441
Total noncurrent liabilities	928	913
Commitments and contingencies (Note 10)
STOCKHOLDERS' EQUITY:
Common stock: Voting - $.005 par value, 20,000,000 shares authorized; 8,491,382 (including 454,760 treasury shares) and 7,667,708 (including 440,000 treasury shares) shares issued as of December 28, 2013 and December 29, 2012, respectively; 8,036,622 and 7,227,708 shares outstanding as of December 28, 2013 and December 29, 2012, respectively	42	38
Preferred stock - $.001 par value, 2,000,000 shares authorized as of December 28, 2013 and $.001 par value, 10,000,000 shares authorized as of December 29, 2012; no shares issued or outstanding as of December 28, 2013 and December 29, 2012
Additional paid-in capital	178,054	177,278
Accumulated deficit	(144,796)	(142,744)
Treasury stock, at cost	(3,589)	(3,545)
Accumulated other comprehensive income -
Foreign currency translation adjustment	(3,813)	(4,016)
Total stockholders' equity	25,898	27,011
Total Liabilities and Stockholders' Equity	$ 36,824	$ 35,316